FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
1% strengthening (weakening) of the USD against the CAD would have increased (decreased) net income	$ 111,000
1% strengthening (weakening) of the Bolivianos against the USD would have increased (decreased) net income	500
10% increase (decrease) in the market price of the securities held, ignoring any foreign exchange effects would have resulted in an increase (decrease) to net income	50,000
Trade and other receivables	343,608	$ 303,488
Working capital	$ 46,357,578